Commitments and Contingencies	6 Months Ended
Jun. 30, 2016
Commitments And Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES
NOTE 9: COMMITMENTS AND CONTINGENCIES
The Company is involved in various disputes and arbitration proceedings arising in the ordinary course of business. Provisions are recognized in the financial statements for all such proceedings where the Company believes that a liability may be probable, and for which the amounts are reasonably estimable, based upon facts known at the date of the financial statements were prepared. In the opinion of the management, the ultimate disposition of these matters individually and in aggregate will not materially affect the Company's financial position, results of operations or liquidity.